Document and Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	PJT Partners Inc.
Entity Central Index Key	0001626115
Entity Emerging Growth Company	false
Entity File Number	001-36869
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4797143
Entity Address, Address Line One	280 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	364-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A common stock, par value $0.01 per share
Trading Symbol(s)	PJT
Name of each exchange on which registered	NYSE